Schedule of Assets (Held at End of Year) (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	$ 180,939,291
Entity Tax Identification Number	59-2754337
Plan Number	001
Investment, Identifier [Axis]: Bnym Mellon SL Mid Cap Stk Idx Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Bnym Mellon SL Mid Cap Stk Idx [Member]
Market value	$ 4,437,151
Investment, Identifier [Axis]: Bynm Mellon SL Sm Cap 600 Stk Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Bynm Mellon SL Sm Cap 600 Stk [Member]
Market value	$ 3,347,665
Investment, Identifier [Axis]: Delaware Small Cap Value I Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Delaware Small Cap Value I [Member]
Market value	$ 358,262
Investment, Identifier [Axis]: Fidelity International Index Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity International Index [Member]
Market value	$ 3,269,286
Investment, Identifier [Axis]: Hartford Schrod Emg Mkt Eq Sdr Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Hartford Schrod Emg Mkt Eq Sdr [Member]
Market value	$ 1,603,184
Investment, Identifier [Axis]: Helios Technologies Inc Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Helios Technologies Inc [Member]
Market value	$ 6,845,556
Investment, Identifier [Axis]: JP Morgan Core Bond I Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan Core Bond I [Member]
Market value	$ 3,278,760
Investment, Identifier [Axis]: JP Morgan Large Cap Growth R6 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan Large Cap Growth R6 [Member]
Market value	$ 11,511,820
Investment, Identifier [Axis]: JP Morgan Mid Cap Value R6 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan Mid Cap Value R6 [Member]
Market value	$ 878,245
Investment, Identifier [Axis]: Janus Henderson Entermise MS Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Janus Henderson Entermise MS [Member]
Market value	$ 867,129
Investment, Identifier [Axis]: Notes receivable from participants
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Notes receivable from participants [Member]
Investment, Identifier [Axis]: Participant loans
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	$ 2,704,762
Investment, Identifier [Axis]: Participant loans | Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	10.50%
Investment, Identifier [Axis]: Participant loans | Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Investment, Identifier [Axis]: Personal Choice Retirement Account Self-Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Self-Directed Brokerage Account [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Personal Choice Retirement Account [Member]
Market value	$ 13,786,948
Investment, Identifier [Axis]: Putnam LGCAP Value Trust Msg Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam LGCAP Value Trust Msg [Member]
Market value	$ 3,604,768
Investment, Identifier [Axis]: Putnam Stable Value 25 Bps Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam Stable Value 25 Bps [Member]
Market value	$ 3,909,269
Investment, Identifier [Axis]: Schwab Government Money Fund Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab Government Money Fund [Member]
Market value	$ 497
Investment, Identifier [Axis]: Schwab Prime Adv Money Ultra Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab Prime Adv Money Ultra [Member]
Market value	$ 6,017,654
Investment, Identifier [Axis]: Schwab S&P 500 Index Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab S&P 500 Index Fund [Member]
Market value	$ 29,724,929
Investment, Identifier [Axis]: State St US Bnd Indx Sl Cl XIV Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	State St US Bnd Indx Sl Cl XIV [Member]
Market value	$ 2,818,145
Investment, Identifier [Axis]: T Rowe Price Overseas Stock Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Overseas Stock [Member]
Market value	$ 3,814,741
Investment, Identifier [Axis]: T Rowe Qm Us Sm Cap Grth Eqty Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Qm Us Sm Cap Grth Eqty [Member]
Market value	$ 910,936
Investment, Identifier [Axis]: Vanguard Inflation Protect Adm Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Inflation Protect Adm [Member]
Market value	$ 2,832,150
Investment, Identifier [Axis]: Vanguard Target Retiremnt 2020 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retiremnt 2020 [Member]
Market value	$ 6,719,052
Investment, Identifier [Axis]: Vanguard Target Retiremnt 2025 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retiremnt 2025 [Member]
Market value	$ 736,396
Investment, Identifier [Axis]: Vanguard Target Retiremnt 2030 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retiremnt 2030 [Member]
Market value	$ 17,508,626
Investment, Identifier [Axis]: Vanguard Target Retiremnt 2035 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retiremnt 2035 [Member]
Market value	$ 5,099,661
Investment, Identifier [Axis]: Vanguard Target Retiremnt 2040 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retiremnt 2040 [Member]
Market value	$ 16,730,098
Investment, Identifier [Axis]: Vanguard Target Retiremnt 2045 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retiremnt 2045 [Member]
Market value	$ 3,590,516
Investment, Identifier [Axis]: Vanguard Target Retiremnt 2050 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retiremnt 2050 [Member]
Market value	$ 11,633,049
Investment, Identifier [Axis]: Vanguard Target Retiremnt 2055 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retiremnt 2055 [Member]
Market value	$ 3,163,628
Investment, Identifier [Axis]: Vanguard Target Retiremnt 2060 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retiremnt 2060 [Member]
Market value	$ 6,187,972
Investment, Identifier [Axis]: Vanguard Target Retiremnt 2065 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retiremnt 2065 [Member]
Market value	$ 2,529,552
Investment, Identifier [Axis]: Vanguard Target Retmt Income Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retmt Income [Member]
Market value	$ 518,884